Taxes Payable	12 Months Ended
Dec. 31, 2025
Taxes Payable [Abstract]
Taxes Payable

12. Taxes Payable

Taxes payable consisted of the following:

	December 31, 2025	December 31, 2024
	US$	US$
VAT payable	32,471	381,502
Income tax payable	106,764	787,848
Other tax payable	30,633	73,777
Total	169,868	1,243,127